COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred offering costs						$ 25,000
Stock-based compensation expense	$ 163,547		$ 381,076	$ 470,185
2014 Plan [Member]
Common stock outstanding	3,900,000		3,900,000	3,300,000
Shares available for future grants	9,100,000		9,100,000	9,700,000
Stock Options [Member]
Common stock outstanding	3,900,000		3,900,000	3,300,000
Stock-based compensation expense				$ 470,185
Unrecognized total compensation cost related to unvested awards	$ 433,120		$ 433,120	$ 662,493
Weighted average period of recognition				1 year 9 months 22 days
Weighted average remaining life			9 years 11 months 16 days	9 years 11 months 16 days
Warrant [Member]
Common stock outstanding	7,905,464		7,905,464	5,760,093
Weighted average period of recognition			4 years 4 months 17 days
Weighted average remaining life				4 years 11 months 12 days